Stockholders' Equity and Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			0 Months Ended
	Jul. 25, 2013	Apr. 11, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2014	Jul. 01, 2014	Aug. 16, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock	4,500,000	4,000,000
Common stock, price per share	$ 18.00	$ 13.00
Common stock, shares authorized to the underwriters	675,000	600,000
Exercise period given to the underwriters	30 days	30 days
Common stock, shares authorized purchased by the underwriters		600,000	24,935,103	23,528,038				675,000
Net proceeds from the issuance of common stock	$ 88,043	$ 56,300	$ 55	$ 88,043	$ 56,566
Shares available for future grants under 2014 Incentive Stock Plan			1,063,806
Compensation expense, recognition period			1 year 7 months 6 days
Performance-based awards outstanding			600,000,000	607,500,000
Outstanding performance based stock award shares earned			262,941
Stock-based compensation expense			4,909	2,527	2,166
Total unrecognized compensation cost			2,867
Stock option expiration period			10 years
Options granted			0	0	0
Fair value of options vested			608	588	1,239
Exercised, Aggregate Intrinsic Value			70	232	245
Cash received from the options exercised			18	125	305
Cash tax benefits realized from stock awards exercised			28	88	93
Shares, aggregate grant date fair value of stock options			$ 1,430
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock				5,175,000	4,600,000
Number of shares issued			2,000
Digiplex [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business combination share exchange ratio						0.1765
Digiplex [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business combination share exchange ratio						0.1765
Aggregate common stock						1,382,000
Vesting Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercise price vested			25.00%
Vesting Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercise price vested			30.00%
Vesting Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercise price vested			35.00%
2004 Incentive Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			260,000,000
Shares, Exercise price			$ 25.95
Employees Eligible For Retirement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			1,913
Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					115
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, vesting period			3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested			$ 4,091	$ 1,617	$ 990
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, vesting period			3 years
Performance-based awards outstanding			360,199
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price percentage of common stock							90.00%
Number of shares issued			1,947,000
Number of shares available for future issuance			248,053,000
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, vesting period			1 year
Compensation expense, recognition period			1 year
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option, vesting period			3 years
Compensation expense, recognition period			3 years